OTHER NON-FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2020
OTHER NON-FINANCIAL ASSETS [Abstract]
OTHER NON-FINANCIAL ASSETS

NOTE 12 - OTHER NON-FINANCIAL ASSETS

The composition of other non-financial assets is as follows:

	Current assets		Non-current assets		Total Assets
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

(a) Advance payments
Aircraft insurance and other	10,137	11,179	-	523	10,137	11,702
Others	15,375	15,167	2,998	1,832	18,373	16,999
Subtotal advance payments	25,512	26,346	2,998	2,355	28,510	28,701
(b) Contract assets (1)
GDS costs	4,491	16,593	-	-	4,491	16,593
Credit card commissions	6,021	23,437	-	-	6,021	23,437
Travel agencies commissions	4,964	16,546	-	-	4,964	16,546
Subtotal advance payments	15,476	56,576	-	-	15,476	56,576
(c) Other assets
Aircraft maintenance reserve (2)	8,613	27,987	-	17,844	8,613	45,831
Sales tax	102,010	167,987	46,210	34,680	148,220	202,667
Other taxes	4,023	34,295	-	-	4,023	34,295
Contributions to the International Aeronautical
Telecommunications Society (“SITA”)	258	258	739	739	997	997
Judicial deposits	-	-	76,835	149,310	76,835	149,310
Subtotal other assets	114,904	230,527	123,784	202,573	238,688	433,100
Total Other Non - Financial Assets	155,892	313,449	126,782	204,928	282,674	518,377

(1) Movement of Contracts assets:

	Initial balance	Activation	Cummulative translation adjustment	Amortization	Final balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

From January 1 to December 31, 2019	48,957	166,300	(4,950)	(153,731)	56,576
From January 1 to December 31, 2020	56,576	146,778	(14,672)	(173,206)	15,476

(2) Aircraft maintenance reserves reflect prepayment deposits made by the group to lessors of certain aircraft under operating lease agreements in order to ensure that funds are available to support the scheduled heavy maintenance of the aircraft.

These deposits are calculated based on the operation, measured in cycles or flight hours, are paid periodically, and it is contractually stipulated that they be returned to the Company each time major maintenance is carried out. At the end of the lease, the unused maintenance reserves are returned to the Company or used to compensate the lessor for any debt related to the maintenance conditions of the aircraft.

In some cases, (2 lease agreements), if the maintenance cost incurred by LATAM is less than the corresponding maintenance reserves, the lessor is entitled to retain those excess amounts at the time the heavy maintenance is performed. The Company periodically reviews its maintenance reserves for each of its leased aircraft to ensure that they will be recovered and recognizes an expense if any such amounts are less than probable of being returned. The cost of aircraft maintenance in the last years has been higher than the related maintenance reserves for all aircraft.

As of December 31, 2020, maintenance reserves amount to ThUS$ 8,613 (ThUS$ 45,831 as of December 31, 2019), corresponding to 2 aircraft that maintain remaining balances, which will be settled in the next maintenance or return.

Aircraft maintenance reserves are classified as current or non-current depending on the dates when the related maintenance is expected to be performed (Note 2.23).